Earnings per share (Details) - Schedule of the income and share data used in the basic and diluted earnings per share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of The Income And Share Data Used In The Basic And Diluted Earnings Per Share [Abstract]
Net Income (USD ‘000)	$ 74,363	$ 44,211
Less: net income attributable to the Earnout Shares (USD ‘000)	(4,758)	(2,167)
Less: dividends attributable to the Restricted Shares Awards (USD ‘000)	(15)	(135)
Net income available to common shareholders (USD ‘000)	$ 69,590	$ 41,909
Weighted average number of shares – basic (in Shares)	43,513,654	45,616,180
Restricted shares awards	$ 242,177	$ 47,931
Weighted average number of shares – diluted (in Shares)	43,755,831	45,664,111
Basic earnings per share (USD) (in Dollars per share)	$ 1.6	$ 0.92
Diluted earnings per share (USD) (in Dollars per share)	$ 1.59	$ 0.92